Employee Investment Plans	12 Months Ended
Nov. 27, 2011
Disclosure of Employee Investment Plans [Abstract]
EMPLOYEE INVESTMENT PLANS

NOTE 9:     EMPLOYEE INVESTMENT PLANS

The Company’s Employee Savings and Investment Plan (“ESIP”) is a qualified plan that covers eligible home office employees. The Company matches 125% of ESIP participant’s contributions to all funds maintained under the qualified plan up to the first 6.0% of eligible compensation. Total amounts charged to expense for the Company’s employee investment plans for the years ended November 27, 2011, November 28, 2010, and November 29, 2009, were $10.3 million, $9.7 million and $10.0 million, respectively.